Northern Lights Fund Trust

Sierra Core Retirement Fund

Sierra Strategic Income Fund

Incorporated herein by reference is the definitive version of the supplement forSierra Core Retirement Fund, Sierra Strategic Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 16, 2016 (SEC Accession No. 0001580642-16-006829).